Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator
Net loss attributable to ordinary shareholders of Yimutian Inc	$ (6,670)	¥ (46,644)	¥ (123,177)	¥ (181,132)
Denominator
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	1,340,668,787	1,340,668,787	460,147,059	400,206,197
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted	1,340,668,787	1,340,668,787	460,147,059	400,206,197
Net loss per ordinary share
– Basic | (per share)		¥ (0.03)	¥ (0.27)	¥ (0.45)
– Diluted | (per share)		¥ (0.03)	¥ (0.27)	¥ (0.45)